Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	May 31, 2013	May 31, 2012
Current assets:
Cash and cash equivalents	$ 355.6	$ 492.4
Accounts receivable, less allowance for doubtful accounts receivables of $33.5 ($36.5 at May 31, 2012)	531.8	491.6
Investments	0	2.5
Income tax receivable	6.9	5.0
Inventories	624.0	543.2
Deferred income taxes	119.9	52.5
Prepaid expenses and other	134.4	124.1
Total current assets	1,772.6	1,711.3
Property, plant and equipment, net	665.2	593.6
Investments	23.0	13.9
Intangible assets, net	3,630.2	3,930.4
Goodwill	3,600.9	4,114.4
Other assets	102.8	56.8
Total assets	9,794.7	10,420.4
Current liabilities:
Current portion of long-term debt	40.3	35.6
Accounts payable	111.5	116.2
Accrued interest	56.2	56.5
Accrued wages and commissions	150.1	122.0
Other accrued expenses	206.0	180.2
Total current liabilities	564.1	510.5
Long-term liabilities:
Long-term debt, net of current portion	5,926.1	5,792.2
Deferred income taxes	1,129.8	1,257.8
Other long-term liabilities	206.1	177.8
Total liabilities	7,826.1	7,738.3
Shareholder’s equity:
Common stock	5.5	5.5
Contributed and additional paid-in capital	5,662.0	5,623.3
Accumulated deficit	(3,693.0)	(3,069.6)
Accumulated other comprehensive income (loss)	(5.9)	122.9
Total shareholder’s equity	1,968.6	2,682.1
Total liabilities and shareholder’s equity	9,794.7	10,420.4
Biomet, Inc. [Member]
Current assets:
Cash and cash equivalents	355.6	492.4
Accounts receivable, less allowance for doubtful accounts receivables of $33.5 ($36.5 at May 31, 2012)	531.8	491.6
Investments	0	2.5
Income tax receivable	6.9	5.0
Inventories	624.0	543.2
Deferred income taxes	119.9	52.5
Prepaid expenses and other	134.4	124.1
Total current assets	1,772.6	1,711.3
Property, plant and equipment, net	665.2	593.6
Investments	23.0	13.9
Intangible assets, net	3,630.2	3,930.4
Goodwill	3,600.9	4,114.4
Other assets	102.8	56.8
Total assets	9,794.7	10,420.4
Current liabilities:
Current portion of long-term debt	40.3	35.6
Accounts payable	111.5	116.2
Accrued interest	56.2	56.5
Accrued wages and commissions	150.1	122.0
Other accrued expenses	206.0	180.2
Total current liabilities	564.1	510.5
Long-term liabilities:
Long-term debt, net of current portion	5,926.1	5,792.2
Deferred income taxes	1,129.8	1,257.8
Other long-term liabilities	206.1	177.8
Total liabilities	7,826.1	7,738.3
Commitments and contingencies
Shareholder’s equity:
Common stock	0	0
Contributed and additional paid-in capital	5,667.5	5,628.8
Accumulated deficit	(3,693.0)	(3,069.6)
Accumulated other comprehensive income (loss)	(5.9)	122.9
Total shareholder’s equity	1,968.6	2,682.1
Total liabilities and shareholder’s equity	$ 9,794.7	$ 10,420.4